Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2024
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
The change in property, plant and equipment is as follows:

(in thousands of euros)	As of December 31, 2023	Increases	Decreases	Other movements & transfer.	Currency translation	As of June 30, 2024
Fixtures, fittings and installations	3,321	—	—	—	—	3,321
Right of use – Buildings	8,798	124	—	—	—	8,923
Technical equipment	2,327	68	—	—	—	2,395
Office and IT equipment	1,043	114	—	—	1	1,159
Transport equipment	34	—	(35)	—	1	—
Right of use – Transport equipment	—	—	—	—	—	—
Tangible assets in progress	44	124	—	—	—	168
Prepayments on tangible assets	144	10	—	—	—	155
Gross book value of tangible assets	15,712	441	(35)	—	2	16,119
Fixtures, fittings and installations	(2,274)	(155)	—	—	—	(2,428)
Right of use – Buildings	(4,448)	(497)	—	—	—	(4,945)
Technical equipment	(1,750)	(97)	—	—	—	(1,847)
Office and IT equipment	(955)	(36)	—	—	(1)	(992)
Transport equipment	(34)	—	35	—	(1)	—
Right of use – Transport equipment	—	—	—	—	—	—
Accumulated depreciation of tangible assets(1)	(9,461)	(785)	35	—	(2)	(10,212)
Net book value of tangible assets	6,251	(344)	—	—	—	5,907
(1)Expenses for the period are detailed in Note 16.4 Depreciation, amortization and provisions expenses